CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (51,352,965)	$ (2,493,666)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants	50,845,000	1,590,000
Interest earned on marketable securities held in Trust Account	(61,910)	(5,877)
Transaction costs attributable to Warrants		701,379
Unrealized gain on marketable securities held in Trust Account	(9,455)	38,849
Changes in operating assets and liabilities:
Prepaid expenses	(13,909)	(166,079)
Accrued expenses	102,954	84,754
Net cash used in operating activities	(490,285)	(250,640)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay taxes	22,292
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities	22,292	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000
Proceeds from sale of Private Placement Warrants		6,000,000
Advances from related party		125,000
Repayment of advances from related party		(125,000)
Proceeds from promissory note – related party		50,000
Repayment of promissory note – related party		(50,000)
Payment of offering costs		(401,274)
Net cash provided by (used in) financing activities	0	231,023,726
Net Change in Cash	(467,993)	773,086
Cash – Beginning of period	773,086	0
Cash – End of period	$ 305,093	773,086
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption		199,782,620
Change in value of common stock subject to possible redemption		(1,791,190)
Deferred underwriting fee payable		$ 8,050,000